SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Mar. 31, 2019
Share-based Payment Arrangements [Abstract]
Explanation of effect of share-based payments on entity's profit or loss
The effect of share-based payment arrangements in the consolidated income statement and in the consolidated statement of financial position are as follows as at, and for the years ended March 31:

		Compensation	Balance in the consolidated
		cost	statement of financial position
	2019	2018	2019	2018
Cash-settled share-based compensation:
ESPP	$8.5	$7.4	$—	$—
DSU	6.3	5.4	(15.5)	(16.2)
LTI-DSU	6.6	4.8	(31.6)	(27.1)
LTI-TB RSU	6.4	5.2	(11.6)	(10.0)
LTI-PSU	26.5	27.6	(47.0)	(40.7)
Total cash-settled share-based compensation	$54.3	$50.4	$(105.7)	$(94.0)
Equity-settled share-based compensation:
ESOP	$6.4	$4.9	$(24.8)	$(21.3)
Total equity-settled share-based compensation	$6.4	$4.9	$(24.8)	$(21.3)
Total share-based compensation cost	$60.7	$55.3	$(130.5)	$(115.3)

Disclosure of number and weighted average exercise prices of share options
Summarized information about the Company's ESOP as at March 31, 2019 is as follows:

		Options Outstanding		Options Exercisable
		Weighted
	Number of	average remaining	Weighted	Number of	Weighted
Range of	options	contractual life	average exercise	options	average exercise
exercise prices	outstanding	(years)	price	exercisable	price
$9.69 to $11.02	179,725	0.92	$10.76	179,725	$10.76
$14.61 to $16.15	2,755,125	3.63	15.65	1,496,500	15.47
$20.86 to $27.15	3,569,275	5.68	24.56	406,100	22.14
Total	6,504,125	4.68	$20.41	2,082,325	$16.36
Outstanding options are as follows:

		2019		2018
		Weighted		Weighted
	Number	average exercise	Number	average exercise
	of options	price	of options	price
Options outstanding, beginning of year	6,155,525	$17.31	5,541,625	$14.51
Granted	1,733,100	27.15	2,044,900	22.15
Exercised	(1,231,600)	14.78	(1,246,575)	12.58
Forfeited	(82,525)	17.41	(184,425)	18.52
Expired	(70,375)	18.20	—	—
Options outstanding, end of year	6,504,125	$20.41	6,155,525	$17.31
Options exercisable, end of year	2,082,325	$16.36	1,744,125	$14.12

Disclosure of range of exercise prices of outstanding share options
Summarized information about the Company's ESOP as at March 31, 2019 is as follows:

		Options Outstanding		Options Exercisable
		Weighted
	Number of	average remaining	Weighted	Number of	Weighted
Range of	options	contractual life	average exercise	options	average exercise
exercise prices	outstanding	(years)	price	exercisable	price
$9.69 to $11.02	179,725	0.92	$10.76	179,725	$10.76
$14.61 to $16.15	2,755,125	3.63	15.65	1,496,500	15.47
$20.86 to $27.15	3,569,275	5.68	24.56	406,100	22.14
Total	6,504,125	4.68	$20.41	2,082,325	$16.36

Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period
The assumptions used for the purpose of the option calculations outlined in this note are presented below:

	2019	2018
Weighted average assumptions used in the Black-Scholes options pricing model:
Weighted average share price	$27.42	$22.14
Exercise price	$27.15	$22.15
Dividend yield	1.31%	1.45%
Expected volatility	18.34%	18.39%
Risk-free interest rate	2.07%	0.86%
Expected option term	4 years	4 years
Weighted average fair value option granted	$4.23	$2.75

Disclosure of number and weighted average exercise prices of other equity instruments
Long-Term Incentive Performance Based units outstanding are as follows:

		LTI-PSU
	2019	2018
Units outstanding, beginning of year	1,230,717	1,308,064
Units granted	756,386	819,566
Units cancelled	(25,491)	(50,376)
Units redeemed	(820,412)	(846,537)
Units outstanding, end of year	1,141,200	1,230,717
Units vested, end of year	876,095	933,977
Long-Term Incentive Time Based units outstanding under all plans are as follows:

		LTI-DSU		LTI-TB RSU
	2019	2018	2019	2018
Units outstanding, beginning of year	1,134,741	1,193,723	553,923	551,210
Units granted	—	—	148,670	179,440
Units cancelled	(2,523)	(1,768)	(8,487)	(21,640)
Units redeemed	(76,750)	(74,783)	(192,086)	(155,087)
Dividends paid in units	12,575	17,569	—	—
Units outstanding, end of year	1,068,043	1,134,741	502,020	553,923
Units vested, end of year	1,067,648	1,128,464	394,404	420,247
DSUs outstanding are as follows:

	2019	2018
DSUs outstanding, beginning of year	675,097	691,698
Units granted	92,211	99,632
Units redeemed	(253,176)	(143,560)
Dividends paid in units	9,338	27,327
DSUs outstanding, end of year	523,470	675,097
DSUs vested, end of the year	523,470	675,097